Loan Receivables, Net (Tables)	12 Months Ended
Mar. 31, 2025
Loan Receivables, Net [Abstract]
Schedule of Loan Receivables, Net
	As of March 31
	2025	2024
	$’000	$’000

Loan to a third party	-	984
Less: allowance for expected credit losses	-	(410)
Total	-	574

Schedule of Allowance for Expected Credit Losses for Loan Receivables

The movement of the allowance for expected credit losses for loan receivables was as follows:

	As of March 31
	2025	2024
	$’000	$’000
Beginning balance	410	-
Additions	-	410
Reversal	(410)	-
Ending balance	-	410